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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08480

                     Van Kampen Real Estate Securities Fund
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/07

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Item 1. Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN REAL ESTATE SECURITIES FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)

                                                        NUMBER OF
DESCRIPTION                                               SHARES        VALUE
-----------                                             ---------   ------------
COMMON STOCKS 96.3%
DIVERSIFIED 5.7%
Forest City Enterprises, Inc., Class A                    206,910   $ 11,413,156
Vornado Realty Trust                                      351,295     38,414,108
                                                                    ------------
                                                                      49,827,264
                                                                    ------------
HEALTHCARE 3.9%
Assisted Living Concepts, Inc., Class A (a)               441,960      4,039,514
Cogdell Spencer, Inc.                                      45,070        833,795
HCP, Inc.                                                  28,109        932,376
Healthcare Realty Trust, Inc.                             341,950      9,116,387
Senior Housing Property Trust                             806,805     17,798,118
Universal Health Realty Income Trust                       27,065        961,620
                                                                    ------------
                                                                      33,681,810
                                                                    ------------
INDUSTRIAL 4.9%
AMB Property Corp.                                        340,260     20,350,951
Cabot Industrial Value Fund, II, L.P. (Acquired
  11/10/05 to 09/12/07, Cost $1,322,500) (a) (b) (c)
  (d)                                                       2,645      1,322,500
DCT Industrial Trust, Inc.                                 40,910        428,328
EastGroup Properties, Inc.                                 26,750      1,210,705
Keystone Industrial Fund, L.P. (Acquired 10/24/05 to
   09/14/07, Cost $2,903,573) (a) (b) (c) (d)           2,903,573      2,903,573
ProLogis                                                  246,386     16,347,711
                                                                    ------------
                                                                      42,563,768
                                                                    ------------
LODGING/RESORTS 15.1%
DiamondRock Hospitality Co.                               186,750      3,251,317
Hersha Hospitality Trust, Class A                         415,680      4,115,232
Host Marriott Corp.                                     2,567,587     57,616,652
Morgans Hotel Group Co. (a)                               503,390     10,948,733
Starwood Hotels & Resorts Worldwide, Inc.                 552,471     33,562,613
Strategic Hotels & Resorts, Inc.                        1,084,538     22,330,637
                                                                    ------------
                                                                     131,825,184
                                                                    ------------

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
OFFICE 20.5%
Beacon Capital Partners, Inc. (c) (d)                     177,900        292,023
Boston Properties, Inc.                                   462,656     48,069,958
Brandywine Realty Trust                                   878,329     22,230,507
Broadreach Capital Partners Realty, L.P. I (Acquired
  05/29/03 to 05/11/07, Cost $1,823,488) (b) (c) (d)    2,712,866      1,823,488
Broadreach Capital Partners Realty II, L.P. (Acquired
  10/02/06 to 06/20/07, Cost $2,708,573) (a) (b)
  (c) (d)                                               2,708,573      2,708,573
Brookfield Properties Corp. (Canada)                    2,025,090     50,424,741
Douglas Emmett, Inc.                                      164,060      4,057,204
Kilroy Realty Corp.                                        75,140      4,555,738
Liberty Property Trust                                    187,688      7,546,935
Mack-Cali Realty Corp.                                    591,528     24,311,801
Maguire Properties, Inc.                                   18,800        485,604
Parkway Properties, Inc.                                   45,166      1,993,627
PS Business Parks, Inc.                                     9,510        540,643
SL Green Realty Corp.                                      80,887      9,445,175
                                                                    ------------
                                                                     178,486,017
                                                                    ------------
OTHER 0.3%
Brookfield Homes Corp.                                     18,145        336,590
Plum Creek Timber Co., Inc.                                49,442      2,213,024
                                                                    ------------
                                                                       2,549,614
                                                                    ------------
RESIDENTIAL APARTMENTS 19.4%
American Campus Communities, Inc.                          13,885        406,692
Apartment Investment & Management Co., Class A              2,310        104,250
Archstone-Smith Trust                                      90,957      5,470,154
Atlantic Gulf Communities Corp. (a) (c) (d)               131,004              0
Atlantic Gulf Communities Corp. - Convertible
  Preferred Ser B (a) (c) (d)                              30,570              0
Atlantic Gulf Communities Corp. - Preferred Ser B
  (a) (c) (d)                                              43,609              0
Avalonbay Communities, Inc.                               286,806     33,860,316
BRE Properties, Inc.                                      192,047     10,741,189
Camden Property Trust                                     101,723      6,535,703
Equity Residential Properties Trust                     1,637,937     69,383,011
Essex Property Trust, Inc.                                158,401     18,623,206
GMH Communities Trust                                     115,820        897,605
Mid-America Apartment Communities, Inc.                    80,505      4,013,174

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
Post Properties, Inc.                                     472,012     18,266,864
UDR, Inc.                                                  49,260      1,198,003
                                                                    ------------
                                                                     169,500,167
                                                                    ------------
RESIDENTIAL MANUFACTURED HOMES 1.4%
Equity Lifestyle Properties, Inc.
                                                          235,636     12,205,945
                                                                    ------------
RETAIL REGIONAL MALLS 15.6%
Equity One, Inc.                                            8,770        238,544
General Growth Properties, Inc.                           229,758     12,319,624
Macerich Co.                                              347,761     30,456,908
Simon Property Group, Inc.                                859,316     85,931,600
Taubman Centers, Inc.                                     125,868      6,891,273
                                                                    ------------
                                                                     135,837,949
                                                                    ------------
RETAIL STRIP CENTERS 6.5%
Acadia Realty Trust                                       181,085      4,912,836
Cedar Shopping Centers, Inc.                              129,350      1,761,747
Federal Realty Investment Trust                           207,063     18,345,782
Ramco-Gershenson Properties Trust                          43,050      1,344,882
Regency Centers Corp.                                     393,480     30,199,590
                                                                    ------------
                                                                      56,564,837
                                                                    ------------
SELF STORAGE 3.0%
Public Storage, Inc.                                      266,943     20,995,067
Sovran Self Storage, Inc.                                 104,502      4,790,372
                                                                    ------------
                                                                      25,785,439
                                                                    ------------
TOTAL LONG-TERM INVESTMENTS 96.3%
   (Cost $610,519,862)                                               838,827,994
                                                                    ------------
REPURCHASE AGREEMENTS  2.8%
Banc of America Securities ($8,089,711 par
  collateralized by U.S. Government obligations in a
  pooled cash account, interest rate of 5.10%,
  dated 09/28/07, to be sold on 10/01/07 at
  $8,093,149)                                                          8,089,711
Citigroup Global Markets, Inc. ($7,190,854 par
  collateralized by U.S. Government obligations in a
  pooled cash account, interest rate of 4.90%,
  dated 09/28/07, to be sold on 10/01/07 at
  $7,193,790)                                                          7,190,854

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
State Street Bank & Trust Co. ($9,329,435 par
  collateralized by U.S. Government obligations in a
  pooled cash account, interest rate of 4.55%, dated
  09/28/07, to be sold on 10/01/07 at $9,332,973)                      9,329,435
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS 2.8%
  (Cost $24,610,000)                                                  24,610,000
                                                                    ------------
TOTAL INVESTMENTS 99.1%
  (Cost $635,129,862)                                                863,437,994
FOREIGN CURRENCY 0.1%
  (Cost $1,205,149)                                                    1,273,773
OTHER ASSETS IN EXCESS OF LIABILITIES 0.8%                             6,639,735
                                                                    ------------
NET ASSETS 100.0%                                                   $871,351,502
                                                                    ------------

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare income dividends.

(b) Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 1.0% of net assets.

(c)  Security has been deemed illiquid.

(d) Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

CAD - Canadian Dollar
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Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Real Estate Securities Fund


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 20, 2007


By: /s/ Stuart N. Schuldt
    ---------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: November 20, 2007